LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2022	2021
Credit Facility(i)(ii)	$(3,115)	$(3,851)
2020 Notes(i)(iii)	198,798	198,585
2018 Notes(i)(iii)	348,487	348,316
2017 Notes(i)(iii)	298,886	298,670
2016 Notes(i)(iii)	349,316	349,053
2015 Note(i)(iii)	49,821	49,755
2012 Notes(i)(iii)	99,877	199,745
2010 Notes(i)(iii)	—	124,950
Total debt	$1,342,070	$1,565,223
Less: current portion	100,000	225,000
Total long-term debt	$1,242,070	$1,340,223

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2022 and December 31, 2021. The December 31, 2022 and December 31, 2021 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of December 22, 2026 (2021 — December 22, 2026).
(iii)	The terms 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Schedule of Debt Principal Repayments

	2023	2024	2025	2026	2027	Thereafter	Total
2020 Notes	$—	$—	$—	$—	$—	$200,000	$200,000
2018 Notes	—	—	—	—	—	350,000	350,000
2017 Notes	—	—	40,000	—	100,000	160,000	300,000
2016 Notes	100,000	—	—	200,000	—	50,000	350,000
2015 Note	—	—	50,000	—	—	—	50,000
2012 Notes	—	100,000	—	—	—	—	100,000
Total	$100,000	$100,000	$90,000	$200,000	$100,000	$760,000	$1,350,000

Schedule of finance costs

	Year Ended December 31,
	2022	2021
Interest on Notes	$64,481	$72,795
Stand-by fees on credit facilities	3,859	5,546
Amortization of credit facilities financing and note issuance costs	3,042	3,778
Interest on Credit Facility	536	1,549
Accretion expense on reclamation provisions	15,951	6,554
Interest on lease obligations, other interest and penalties	(1,290)	5,329
Interest capitalized to assets under construction	(3,644)	(3,509)
Total finance costs	$82,935	$92,042

2020 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000